UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  06/30/2011

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle                Dallas, Texas            August 14, 2012
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $375,406 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

                                                CONFIDENTIAL FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

LUBRIZOL CORP                  COM               549271104    114081     849641  SHR         SOLE           849641    0     0
NATIONAL SEMICONDUCTOR CORP    COM               637640103    147660    6000000  SHR         SOLE          6000000    0     0
VARIAN SEMICONDUCTOR EQUIPMN   COM               922207105    113665    1850011  SHR         SOLE          1850011    0     0

